Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Aging Analysis of Invoice, Loss Allowance

Based on the aging of the invoice, the loss allowance at 31 December 2018 and 1 January 2018 (on adoption of IFRS 9) is as follows:

31 December 2018	£m	0-90 days £m	91-180 days £m	181 days- 1 year £m	Over 1 year £m
Gross trade receivables	8,178.9	7,621.9	381.5	86.5	89.0
Loss allowance	116.6	11.3	3.8	39.2	62.3
Expected loss rate	1.4%	0.1%	1.0%	45.3%	70.0%

1 January 2018	£m	0-90 days £m	91-180 days £m	181 days- 1 year £m	Over 1 year £m
Gross trade receivables	7,981.0	7,392.6	425.6	78.6	84.2
Loss allowance	91.3	2.9	2.8	24.2	61.4
Expected loss rate	1.1%	–	0.7%	30.8%	73.0%

Within one year [member]
Statement [LineItems]
Summary of Trade and Other Receivables

Amounts falling due within one year:

	2018 £m	2017[1] £m
Trade receivables (net of bad debt provision)	8,062.2	7,889.7
Work in progress	366.5	401.1
VAT and sales taxes recoverable	264.2	202.3
Prepayments	287.3	298.3
Accrued income	3,541.2	3,205.8
Fair value of derivatives	1.3	1.0
Other debtors	578.8	532.5
	13,101.5	12,530.7

Note
[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15 Revenue from Contracts with Customers, as described in the accounting policies.

Over 1 year [member]
Statement [LineItems]
Summary of Trade and Other Receivables	Amounts falling due after more than one year:

	2018 £m	2017 £m
Prepayments	3.0	3.6
Accrued income	16.5	20.5
Fair value of derivatives	8.4	2.1
Other debtors	152.1	150.0
	180.0	176.2

Trade and other receivable [member]
Statement [LineItems]
Ageing of Trade Receivables and Other Financial Assets

The ageing of trade receivables and other financial assets by due date is as follows:

			Past due but not impaired
2018	Carrying amount at 31 December 2018 £m	Neither past due nor impaired £m	0-30 days £m	31-90 days £m	91-180 days £m	181 days- 1 year £m	Greater than 1 year £m
Trade receivables	8,062.2	5,873.7	1,370.7	549.1	128.3	75.6	64.8
Other financial assets	551.7	424.9	61.3	14.2	8.6	7.7	35.0
	8,613.9	6,298.6	1,432.0	563.3	136.9	83.3	99.8
			Past due but not impaired
2017	Carrying amount at 31 December 2017 £m	Neither past due nor impaired £m	0-30 days £m	31-90 days £m	91-180 days £m	181 days- 1 year £m	Greater than 1 year £m
Trade receivables	7,889.7	5,466.6	1,629.6	577.0	143.0	48.8	24.7
Other financial assets	500.4	331.2	107.0	6.6	4.7	10.3	40.6
	8,390.1	5,797.8	1,736.6	583.6	147.7	59.1	65.3

Bad Debt Provisions

Bad debt provisions:

	2018 £m	2017 £m	2016 £m
At beginning of year	91.3	93.8	85.4
New acquisitions	1.5	1.2	1.8
Charged to the income statement	66.7	27.4	15.5
Released to the income statement	(11.6)	(8.4)	(6.3)
Exchange adjustments	2.1	(4.1)	13.7
Utilisations and other movements	(33.4)	(18.6)	(16.3)
At end of year	116.6	91.3	93.8